Long-term debt - Schedule of Bank Credit Facilities Available to AQN and its Operating Groups (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Revolving and term credit facilities	$ 2,368.4	$ 2,380.3
Funds drawn on facilities/commercial paper issued	(467.8)	(814.8)
Letters of credit issued	(30.3)	(26.2)
Liquidity available under the facilities	1,870.3	1,539.3
Undrawn portion of uncommitted letter of credit facilities	(67.4)	(63.3)
Cash on hand	54.3	34.8
Total liquidity and capital reserves	$ 1,857.2	$ 1,510.8